Fair Value Measurement - Foreclosed Assets that were Re-measured and Reported at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Beginning balance	$ 1,548	$ 2,267	$ 9,812
Carrying value of foreclosed assets prior to acquisition	1,535	2,634	4,591
Proceeds from sale of foreclosed assets	(908)	(2,738)	(9,590)
Charge-offs recognized in the allowance for loan loss	(361)	(349)	(843)
Gains (losses) on REO included in non-interest expense	(140)	(266)	(1,703)
Fair value	$ 1,674	$ 1,548	$ 2,267